Suspended Wells - Aging of suspended well balances (Details)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Aging of suspended well cost
Exploratory well costs capitalized for a period of one year or less	$ 206,000,000		$ 145,000,000	$ 67,000,000
Exploratory well costs capitalized for a period greater than one year	814,000,000		711,000,000	786,000,000
Ending balance	$ 1,020,000,000	[1]	$ 856,000,000	$ 853,000,000	$ 1,063,000,000
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	23		24	23

[1]	*Includes $ 313 million of assets held for sale in Australia.